Acquisition - Summary of Estimated Fair Values And Useful Lives of the Identifiable Intangible Assets Acquired and Risk Adjusted Discount Rates (Detail) - iSheriff [Member] $ in Thousands	9 Months Ended
Dec. 31, 2016 USD ($)
Finite Lived Intangible Assets [Line Items]
Total Identifiable intangible assets	$ 1,654
Developed Technology [Member]
Finite Lived Intangible Assets [Line Items]
Total Identifiable intangible assets	$ 1,546
Weighted Average Useful Life	10 years
Risk Adjusted Discount Rates used in Valuation	18.00%
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Total Identifiable intangible assets	$ 108
Weighted Average Useful Life	7 years
Risk Adjusted Discount Rates used in Valuation	18.00%